Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions
20.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2017:

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Venture capital fund	An investee of the Group accounted for as equity method

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions were as follows:

(a)	The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Interest income of loans receivable:
Venture capital fund	-	1,584	7,344

(b)	The Group had the following balances with the related parties.

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Loan receivable from a venture capital fund	-	73,330	73,330
Interest receivable from a venture capital fund	-	1,584	8,928